GROUP COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
GROUP COMPANIES
Schedule of information about structured entities

Group holding, %	December 31, 2023	December 31, 2022
Amer Sports Holding (HK) Limited, Hong Kong, China	100	100
Amer Sports Holding 3 Oy, Helsinki, Finland	100	100
Amer Sports Holding 2 Oy, Helsinki, Finland	100	100
Amer Sports Holding 1 Oy, Helsinki, Finland	100	100
Amer Sports Holding Oy, Helsinki, Finland	100	100
Amer Sports Corporation, Helsinki, Finland	100	100
Amer Industries EEU SRL, Romania	100	100
Amer Sports (China) Co. Ltd., Shanghai, China	100	100
Amer Sports Shanghai Commercial Limited, Shanghai, China	100	100
Amer Sports Digital Services Oy, Helsinki, Finland	100	100
Amer Sports Europe GmbH, Garching, Germany	100	100
Amer Sports Czech Republic s.r.o., Praha, Czech	100	100
Amer Sports Deutschland GmbH, Garching, Germany	100	100
Amer Sports Europe Services GmbH, Garching, Germany	100	100
Amer Sports Export GmbH, Garching, Germany	100	100
Amer Sports Spain, S.A., Barcelona, Spain	100	100
Amer Sports UK Services Limited, Irvine, UK	100	100
Amer Sports UK Limited, Irvine, UK	100	100
Amer Sports International Oy, Helsinki, Finland	100	100
Amernet Holding B.V., Leusden, the Netherlands	100	100
Amer Sports Asia Services Limited, Hong Kong, China	100	100
Amer Sports B.V., Leusden, the Netherlands	100	100
Amer Sports Canada Inc., British Columbia, Canada	100	100
Amer Sports European Center AG, Hagendorn, Switzerland	100	100
Amer Sports HK Limited, Hong Kong, China	100	100
Amer Sports Macau Sociedade Unipessoal, Macao, China	100	100
Amer Sports Shanghai Trading Ltd, Shanghai, China	100	100
Shanghai Amer Sports Operations, Shanghai, China	100	100
Shanghai JingAn Amer Sports Goods Co., Ltd., Shanghai, China	100	100
Amer Sports Holding GmbH, Altenmarkt, Austria	100	100
Amer Sports Austria GmbH, Bergheim bei Salzburg, Austria	100	100
Amer Sports Bulgaria EOOD, Chepelare, Bulgaria	100	100
Amer Sports Danmark A.p.S., Kokkedal, Denmark	100	100
Amer Sports Global Business Services Sp. z o.o, Krakow, Poland	100	100
Amer Sports Italia S.p.A., Nervesa della Battaglia, Italy	100	100
Amer Sports Luxembourg S.a r.l., Luxemburg	100	100
Amer Sports Norge A/S, Sandvika, Norway	100	100
Amer Sports Poland Sp. z o.o., Krakow, Poland	100	100
AO Amer Sports, Moscow, Russia	100	100
Atomic Austria GmbH, Altenmarkt, Austria	100	100
Amer Sports Netherlands B.V., Leusden, the Netherlands	100	100
Amer Sports Sourcing Ltd, Hong Kong, China	100	100
Amer Sports Sourcing (Shenzhen) Limited, Shenzhen, China	100	100
Amer Sports Sverige AB, Borås, Sweden	100	100
Amer Sports Vietnam Limited, Ho Chi Minh CIty, Vietnam	100	100
Peak Performance Canada Inc., Quebec, Canada	100	100
SSO Portugal, Unipessoal LDA, Lisbon, Portugal	100	100
Amer Sports Company, Chicago, USA	100	100
Albany Sports Co., Wilmington, USA	100	100
Amer Sports Portland Design Center, Inc., Portland, USA	100	100
Amer Sports Ski Acquisition Company, Delaware, USA	100	100
Amer Sports U.S. Financing Llc, Delaware, USA	100	100
Amer Sports Winter & Outdoor Company, Ogden, USA	100	100
ENVE Composites LLC, Ogden, USA	100	100
Wilson Sporting Goods Co., Chicago, USA	100	100
Amer Sports Australia Pty Ltd, Braeside, Australia	100	100
Amer Sports Brazil LTDA., Sao Paulo, Brazil	100	100
Amer Sports Japan, Inc., Tokyo, Japan	100	100
Amer Sports Korea, Ltd., Seoul, South Korea	51	100
Amer Sports Malaysia Sdn Bhd, Kuala Lumpur, Malaysia	100	100
Wilmex Holding Company, Delaware, USA	100	100
Nicaragua Apparel I Co, Delaware, USA	100	0
Nicaragua Apparel II Co, Delaware, USA	100	0
Nicaragua Apparel III Co, Delaware, USA	100	0
Wells Apparel Nicaragua, Sociedad Anonima, Nicaragua	100	0
Wilson Sporting Goods Co. de Mexico, S.A. de C.V., Mexico City, Mexico	100	100
Amer Sports Holding S.A.S., Annecy, France	100	100
Amer Sports France S.A.S., Villefontaine, France	100	100
Salomon S.A., Annecy, France	100	100
Amer Sports SA, Hagendorn, Switzerland	100	100
Amer Sports RO s.r.l., Romania	100	100
Amer Sports Suomi Oy, Helsinki, Finland	100	100
Amerintie 1 Oy, Helsinki, Finland	100	100
Amernet Holding Sverige AB, Borås, Sweden	100	100
Peak Performance Production AB, Stockholm, Sweden	100	100
Amer Sports Belgium NV, Wemmel, Belgium	100	100
Mascot Bidco Canada Inc., British Columbia, Canada	100	100